Temporary Equity and Stockholders’ Equity (Deficit) (Details Narrative) - USD ($)									1 Months Ended	3 Months Ended			6 Months Ended		12 Months Ended
	Nov. 12, 2025	Oct. 28, 2025	Oct. 22, 2025	Oct. 08, 2025	Aug. 27, 2025	Mar. 31, 2025	Mar. 25, 2025	Feb. 17, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024	Dec. 28, 2025	Dec. 03, 2025	Dec. 02, 2025	Nov. 19, 2025	Nov. 01, 2025	Oct. 07, 2025	Oct. 06, 2025	Sep. 30, 2025	Jul. 23, 2024	Jul. 22, 2024	Feb. 01, 2024	Jun. 30, 2023
Class of Stock [Line Items]
Preferred stock, shares authorized									1,000,000	1,000,000			1,000,000			1,000,000	1,000,000
Preferred stock, par value per share									$ 0.001	$ 0.001			$ 0.001			$ 0.001	$ 0.001
Deemed dividends														$ 11,566		$ 11,566	$ 84,106
common stock, shares
Shares issued									370,002,000	370,002,000			370,002,000
Shares of common stock for services rendered																50,000
Fair value for service rendered										$ 282,720		$ 995				$ 995
Stockholders deficit							$ 40,000,000		$ 86,373,596	86,373,596	(10,724,632)	$ (10,245,027)	$ 86,373,596	(10,724,632)		(17,332,174)	(9,469,845)								$ (17,880,668)				$ (7,040,011)
Compensation expense										$ 410,040	820,080		$ 410,040	820,080		$ 1,521,840	$ 0
Common stock, shares authorized									900,000,000	900,000,000			900,000,000			900,000,000	200,000,000				900,000,000		900,000,000	200,000,000
Common stock, shares issued									213,367,889	213,367,889			213,367,889			136,961,021	128,907,407
Common stock, shares outstanding									213,367,889	213,367,889			213,367,889			136,961,021	128,907,407
Common stock, par value per share									$ 0.001	$ 0.001			$ 0.001			$ 0.001	$ 0.001
Common stock, voting rights													1			1
Fair value for financing cost										$ 894,423							$ 50,000
Conversion of stock, amount issued																	686
Share price																$ 0.0199
Accrued interest																	31,250
Other accrued expenses																	1,750
Accrued liabilities																	33,000
Settlement liabilities, current																	$ 16,600
Third Party Lender [Member]
Class of Stock [Line Items]
Shares of common stock for financing cost																	3,333,333
Fair value for financing cost																	$ 50,000
Share price																	$ 0.015
Previously Reported [Member]
Class of Stock [Line Items]
Stockholders deficit																$ (17,332,174)
Common stock, shares authorized																200,000,000	200,000,000
Company Revenue [Member]
Class of Stock [Line Items]
Restricted stock expense													$ 35,000,000			$ 35,000,000
Company EBITDA [Member]
Class of Stock [Line Items]
Restricted stock expense													18,110,000			$ 18,110,000
SWC Group Inc [Member]
Class of Stock [Line Items]
Estimated fair value						$ 4,399,982
Skytech Automated Solutions Inc [Member]
Class of Stock [Line Items]
Estimated fair value						$ 528,000
Common Stock [Member]
Class of Stock [Line Items]
common stock, shares	$ 16,313,700									$ 16,314
Convertible into shares of common stock									9,000,000	7,000,000
Shares of common stock for services rendered			3,534,000				565,500,000	12,000,000				50,000				50,000
Fair value for service rendered			$ 282,720				$ 3,845,400	$ 97,200				$ 50				$ 50
Stockholders deficit									$ 213,369	$ 213,369	$ 128,957	128,957	$ 213,369	$ 128,957		$ 136,961	$ 128,907								151,942				$ 123,588
Common stock, shares authorized									900,000,000	900,000,000			900,000,000			200,000,000
Shares of common stock for financing cost										22,360,575							3,333,333
Fair value for financing cost										$ 22,361							$ 3,333
Shares issued, price per share																	$ 0.164
Cashless exercise of warrants													2,465,698
Shares of common stock, cashless exercise										2,465,698							686,106
[custom:StockIssuedduringPeriodSharesConnectionWithSettlementOfAccruedLiabilities]																	1,000,000
Shares of common stock fair value																	$ 16,400
Common Stock [Member] | Victorville [Member]
Class of Stock [Line Items]
Conversion of stock, shares issued													370,002,000
Temporary Equity [Member]
Class of Stock [Line Items]
common stock, shares										$ (16,314)
Fair value of the equity issued												$ 113,955	$ 113,955
Warrant [Member]
Class of Stock [Line Items]
Class of warrant or right, exercise price, per share				$ 0.10
Stockholders deficit																$ 0
Fair value for financing cost				$ 25,000,000
Share price																$ 0.001
Cashless exercise of warrants													3,844,697				(1,818,182)
Warrant to purchase, shares				6,000,000
Warrants term									5 years	5 years			5 years
Fair value of warrant													$ 258,723
Deferred offering cost									$ 258,723	$ 258,723			$ 258,723
Shares of warrants or rights																1,818,182
Consultants [Member]
Class of Stock [Line Items]
Shares of common stock for services rendered																	300,000
Fair value for service rendered																	$ 7,800
Share price																	$ 0.026
Series A Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized									1,000	1,000			1,000			1,000
Preferred stock, par value per share									$ 0.001	$ 0.001			$ 0.001			$ 0.001
Convertible preferred stock, shares									1,000	1,000			1,000			1,000	1,000
Preferred stock, shares outstanding																1,000	1,000
Preferred stock stated value									$ 0	$ 0			$ 0			$ 0
Preferred stock, convertible, conversion price									$ 0	$ 0			$ 0			$ 0
Dividend provisions													None			None
Description of voting rights													Equal to the number of votes on an as converted basis of all other classes of securities plus one (1)			Equal to the number of votes on an as converted basis of all other classes of securities plus one (1)
Liquidation preference									$ 0	$ 0			$ 0			$ 0
Redemption rights									$ 0	$ 0			$ 0			$ 0
Series B Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized									5,000	5,000			5,000			0
Preferred stock, par value per share									$ 0.001	$ 0.001			$ 0.001			$ 0.001
Convertible preferred stock, shares									0	0			0			0
Preferred stock, shares outstanding									0	0			0			0
Preferred stock stated value									$ 0	$ 0			$ 0			$ 0
Dividend provisions													None			None
Description of voting rights													None			None
Liquidation preference									$ 0	$ 0			$ 0			$ 0
Redemption rights									$ 0	$ 0			$ 0			$ 0
Common stock issuable upon conversion									5,000	5,000			5,000			5,000
Shares of common stock									5,000	5,000			5,000			5,000
Class of warrant or right, exercise price, per share									$ 0.033	$ 0.033			$ 0.033			$ 0.033
Deemed dividends													$ 0			$ 11,566	$ 84,106
Preferred stock, shares issued									0	0			0			1,950	1,950
Preferred stock, shares outstanding									0	0			0			1,950	1,950
Series B Convertible Preferred Stock [Member] | Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized																5,000
Convertible preferred stock, shares									0	0			0			1,950
Preferred stock, shares outstanding																1,950
Preferred stock, shares outstanding																1,950	1,950												1,950
Conversion of series B convertible preferred stock [Member]
Class of Stock [Line Items]
Shares of common stock																						1,950
Conversion ratio, description		Effective October 28, 2025, the Company amended the conversion ratio applicable to its Series B Convertible Preferred Stock from 5,000:1 to 8,366:1, eliminating the previously issuable cashless-exercise warrants.
Series C Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized									800,000	800,000			800,000			0		500,000	800,000	500,000
Preferred stock, par value per share									$ 0.001	$ 0.001			$ 0.001			$ 0.001
Convertible preferred stock, shares									559,489	559,489			559,489			0
Preferred stock, shares outstanding									559,489	559,489			559,489			0
Preferred stock stated value									$ 0	$ 0			$ 0			$ 0
Dividend provisions													None			None
Description of voting rights													None			None
Liquidation preference									$ 0	$ 0			$ 0			$ 0
Redemption rights									$ 0	$ 0			$ 0			$ 0
Shares of common stock									6,000	6,000			6,000			6,000
Conversion ratio, description			6,000:1				6,000:1	6,000:1	6,000:1
Preferred stock shares subject to contractual lock-up provisions									516,759	516,759			516,759
Restricted common shares equivalents													3,100,554,000
Shares issued									42,730	42,730			42,730
Convertible into shares of common stock													256,380,000
Estimated fair value									$ 42,280,000	$ 42,280,000			$ 42,280,000
Potential contingent consideration									$ 4,800,000	$ 4,800,000			$ 4,800,000
Granted shares			589				94,250	2,000								94,250
Trading price			$ 0.08				$ 0.0068	$ 0.0081
Preferred stock, shares issued									0	0			0			145,966
Preferred stock, shares outstanding									0	0			0			145,966
Series C Convertible Preferred Stock [Member] | Holiday Inn Victorville [Member]
Class of Stock [Line Items]
Convertible preferred stock, shares of series C					216,667
Series C Convertible Preferred Stock [Member] | Hilton Rancho Mirage [Member]
Class of Stock [Line Items]
Convertible preferred stock, shares of series C					176,167
Series C Convertible Preferred Stock [Member] | Victorville [Member]
Class of Stock [Line Items]
Estimated fair value									$ 39,000,000	$ 39,000,000			$ 39,000,000
Series C Convertible Preferred Stock [Member] | Rancho Mirage [Member]
Class of Stock [Line Items]
Potential contingent consideration									7,125,000	7,125,000			7,125,000
Series C Convertible Preferred Stock [Member] | SWC Group Inc [Member]
Class of Stock [Line Items]
Convertible preferred stock, shares of series C						83,333
Shares of common stock for financing cost						83,333
Series C Convertible Preferred Stock [Member] | Skytech Automated Solutions Inc [Member]
Class of Stock [Line Items]
Convertible preferred stock, shares of series C						10,000
Shares of common stock for financing cost						10,000
Series C Convertible Preferred Stock [Member] | Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized																500,000
Convertible preferred stock, shares																145,966	13,333
Preferred stock, shares outstanding																145,966	13,333
common stock, shares
Convertible preferred stock, shares of series C																	13,333
Shares of common stock for services rendered										589
Fair value for service rendered										$ 1
Stockholders deficit									$ 560	560			$ 560
Fair value for financing cost
Preferred stock, shares outstanding																145,966	13,333
Series D Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized									100,000	100,000			100,000			0
Preferred stock, par value per share									$ 0.001	$ 0.001			$ 0.001			$ 0.001
Convertible preferred stock, shares									1,834	1,834			1,834			0	1,667									1,667		1,667
Preferred stock, shares outstanding									1,834	1,834			1,834			0	1,667
Preferred stock stated value									$ 0	$ 0			$ 0			$ 0
Dividend provisions													None			None
Description of voting rights													None			None
Liquidation preference									$ 0	$ 0			$ 0			$ 0
Redemption rights									$ 0	$ 0			$ 0			$ 0
Shares of common stock									6,000	6,000			6,000			6,000
Convertible into shares of common stock									1,500
Fair value of the equity issued																$ 113,955	$ 113,955
Preferred stock, shares issued									0	0			0			3,334
Preferred stock, shares outstanding									0	0			0			3,334
Series D Convertible Preferred Stock [Member] | Previously Reported [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized																100,000
Preferred stock, shares outstanding																3,334
Series D Convertible Preferred Stock [Member] | Modification of Existing Debt Arrangement [Member]
Class of Stock [Line Items]
Convertible preferred stock, shares																1,667	1,667										1,667
Series D Convertible Preferred Stock [Member] | Preferred Stock [Member]
Class of Stock [Line Items]
Convertible preferred stock, shares									1,834	1,834			1,834			3,334
Preferred stock, shares outstanding									1,834	1,834			1,834			3,334
common stock, shares
Fair value for service rendered
Stockholders deficit									$ 2	2			$ 2
Fair value for financing cost
Preferred stock, shares outstanding																3,334	1,667
Common Stock [Member]
Class of Stock [Line Items]
Conversion of stock, shares issued																8,003,164
Conversion of stock, amount issued																$ 264,120
Share price																$ 0.033
Common Stock [Member] | Forecast [Member]
Class of Stock [Line Items]
Conversion of stock, shares issued															26,266,895
Conversion of stock, amount issued															$ 866,807
Common Stock [Member] | Equity Transactions June 30, 2026 [Member] | Forecast [Member]
Class of Stock [Line Items]
Shares of common stock for financing cost															22,360,575
Fair value for financing cost															$ 894,423
Shares issued, price per share															$ 0.04
Share price															$ 0.033